AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

(unaudited)

Shares	Common Stocks (95.7%)	Market Value	(a)
	Communication Services (10.3%)
	Entertainment (5.9%)
16,000	Take-Two Interactive Software, Inc.+	$2,459,360
70,000	ROBLOX Corp.+	3,098,200
		5,557,560
	Interactive Media & Services (4.4%)
400,000	ZoomInfo Technologies, Inc.+	4,128,000
	Total Communication Services	9,685,560

	Consumer Discretionary (3.0%)
	Automobiles (0.6%)
50,000	Ford Motor Co.	528,000

	Hotels, Restaurants & Leisure (2.0%)
45,000	Caesars Entertainment, Inc.+	1,878,300

	Specialty Retail (0.4%)
4,000	Best Buy Co., Inc.	413,200
	Total Consumer Discretionary	2,819,500

	Consumer Staples (1.7%)
	Food Products (1.7%)
7,000	Campbell Soup Co.	342,440
36,000	The Kraft Heinz Co.	1,263,960
	Total Consumer Staples	1,606,400

	Energy (6.1%)
	Oil, Gas & Consumable Fuels (6.1%)
9,000	Diamondback Energy, Inc.	1,551,600
10,000	Marathon Oil Corp.	266,300
10,000	Phillips 66	1,314,500
14,000	Valero Energy Corp.	1,890,420
15,000	The Williams Cos, Inc.	684,750
	Total Energy	5,707,570

	Financials (10.8%)
	Banks (3.0%)
10,000	Fifth Third Bancorp	428,400
90,000	First Horizon Corp.	1,397,700
53,000	Huntington Bancshares, Inc.	779,100
1,000	M&T Bank Corp.	178,120
		2,783,320
	Capital Markets (5.2%)
9,000	The Bank of New York Mellon Corp.	646,740
10,000	Cboe Global Markets, Inc.	2,048,700
6,000	CME Group, Inc.	1,323,900
4,000	Northern Trust Corp.	360,120
5,000	State Street Corp.	442,350
1,000	Tradeweb Markets, Inc.	123,670
		4,945,480

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Financials (continued)
	Insurance (2.6%)
30,000	MetLife, Inc.	$2,474,400
	Total Financials	10,203,200

	Health Care (9.9%)
	Biotechnology (1.4%)
2,000	Biogen, Inc.+	387,680
13,000	BioMarin Pharmaceutical, Inc.+	913,770
1,000	Moderna, Inc.+	66,830
		1,368,280
	Health Care Equipment & Supplies (3.0%)
42,000	DexCom, Inc.+	2,815,680

	Life Sciences Tools & Services (5.5%)
25,000	Illumina, Inc.+	3,260,250
8,000	IQVIA Holdings, Inc.+	1,895,760
		5,156,010
	Total Healthcare	9,339,970

	Industrials (8.0%)
	Aerospace & Defense (1.2%)
5,000	AeroVironment, Inc.+	1,002,500
44,000	Archer Aviation, Inc.	133,320
		1,135,820
	Construction & Engineering (1.9%)
6,000	Quanta Services, Inc.	1,788,900

	Electrical Equipment (1.4%)
5,000	Rockwell Automation, Inc.	1,342,300

	Machinery (3.5%)
20,000	Allison Transmission Holdings, Inc.	1,921,400
6,000	PACCAR, Inc.	592,080
6,000	Xylem, Inc.	810,180
		3,323,660
	Total Industrials	7,590,680

	Information Technology (26.8%)
	Communications Equipment (5.1%)
64,000	Extreme Networks, Inc.+	961,920
10,000	Arista Networks, Inc.+	3,838,200
		4,800,120
	Electronic Equipment/Instrument (3.7%)
39,000	Coherent Corp.+	3,467,490

	Semiconductors & Semiconductor Equipment (8.0%)
24,000	Arm Holdings PLC+	3,432,240
40,000	Micron Technology, Inc.	4,148,400
		7,580,640

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Information Technology (continued)
	Software (9.8%)
9,000	Cadence Design Systems, Inc.+	$2,439,270
39,000	Elastic NV+	2,993,640
25,000	Silvaco Group, Inc.+	357,500
3,000	Synopsys, Inc.+	1,519,170
8,000	Workday, Inc.+	1,955,280
		9,264,860
	Technology Hardware, Storage & Peripherals (0.2%)
15,000	IonQ, Inc.+	131,100
	Total Information Technology	25,244,210

	Materials (5.6%)
	Chemicals (1.3%)
8,000	Albemarle Corp.	757,680
5,000	LyondellBasell Industries NV	479,500
		1,237,180
	Construction Materials (0.5%)
2,000	Vulcan Materials Co.	500,860

	Metals & Mining (3.8%)
80,000	Barrick Gold Corp.	1,591,200
450,000	Lithium Americas Corp.+	1,215,000
6,000	Steel Dynamics, Inc.	756,480
		3,562,680
	Total Materials	5,300,720

	Real Estate (7.7%)
	Equity Real Estate Investment (5.0%)
20,000	Crown Castle, Inc.	2,372,600
70,000	VICI Properties, Inc.	2,331,700
		4,704,300
	Specialized REITS (2.7%)
6,000	American Tower Corp.	1,395,360
10,000	Iron Mountain, Inc.	1,188,300
		2,583,660
	Total Real Estate	7,287,960

	Utilities (5.8%)
	Electric Utilities (1.3%)
3,000	Entergy Corp.	394,830
11,000	Exelon Corp.	446,050
8,000	FirstEnergy Corp.	354,800
		1,195,680
	Multi-Utilities (4.5%)
5,000	CMS Energy Corp.	353,150
5,000	Consolidated Edison, Inc.	520,650
3,000	DTE Energy Co.	385,230
6,000	Dominion Enery, Inc.	346,740
28,000	WEC Energy Group, Inc.	2,693,040
		4,298,810
	Total Utilities	5,494,490
	Total Common Stocks (cost $74,644,860)	90,280,260

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024

(unaudited)

Shares	Short-Term Investment (4.4%)		Market Value	(a)
4,157,995	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 4.81%* (cost $4,157,995)		$4,157,995

	Total Investments (cost $78,802,855 - note b)	100.1%	94,438,255
	Other assets less liabilities	(0.1)	(129,204)
	Net Assets	100.0%	$94,309,051

	+ Non-income producing security.

	* The rate is an annualized seven-day yield at period end.

Portfolio Distribution	Percent of Common Stocks
Aerospace & Defense	1.3%
Automobiles	0.6
Banks	3.1
Biotechnology	1.5
Capital Markets	5.5
Chemicals	1.4
Communications Equipment	5.3
Construction & Engineering	2.0
Construction Materials	0.5
Electric Utilities	1.3
Electrical Equipment	1.5
Electronic Equipment/Instrument	3.8
Entertainment	6.1
Equity Real Estate Investment	5.2
Food Products	1.8
Health Care Equipment & Supplies	3.1
Hotels, Restaurants & Leisure	2.1
Insurance	2.7
Interactive Media & Services	4.6
Life Sciences Tools & Services	5.7
Machinery	3.7
Metals & Mining	3.9
Multi-Utilities	4.8
Oil, Gas & Consumable Fuels	6.3
Semiconductors & Semiconductor Equipment	8.4
Software	10.3
Specialized REITS	2.9
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	0.1
100.0%

See accompanying notes to financial statements.

AQUILA OPPORTUNITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

(unaudited)

(a)       Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)       At September 30, 2024 , the net unrealized appreciation on investments, based on cost for federal income tax purposes of $79,745,339 amounted to $14,692,916, which consisted of aggregate gross unrealized appreciation of $18,803,128 and aggregate gross unrealized depreciation of $4,110,212.

(c)       Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2024:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Common Stocks and Short-Term Investment	$94,438,255
Level 2 – Other Significant Observable Inputs:	–
Level 3 – Significant Unobservable Inputs	–
Total	$94,438,255

+ See schedule of investments for a detailed listing of securities.